COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under capital lease | vessel		8	8	1
Number of vessels under operating lease from third parties | vessel			4
Charter term, total		10 years
Due from related parties			$ 5,180,000	$ 3,990,000
Trafigura Group [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Due from related parties			$ 20,000,000
Committed To Install Scrubbers
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels at year end | vessel			13
Remaining financial commitment			$ 14,900,000
Commitment To Install Ballast Water Treatment System
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels at year end | vessel			7
Remaining financial commitment			$ 2,600,000
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit			$ 112,000,000
Ship Finance International Ltd [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under operating lease from third parties | vessel			7
Due from related parties			$ 0	$ 91,000
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit	$ 112,000,000	$ 112,000,000
Charter contract term	10 years	10 years
Charter term extension	3 years	3 years
Daily time charter rate, period 2		$ 14,900